COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

We may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such loss contingencies that are included in the financial statements as of March 31, 2019.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

We may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such loss contingencies that are included in the financial statements as of December 31, 2018.

Operating Leases

On November 11, 2013, Ondas Networks entered into a three-year lease agreement for 5,858 square feet of office space at 687 North Pastoria Avenue, Sunnyvale, California expiring on December 31, 2017 with a base rent ranging from $2,929 to $9,079 per month plus certain various expenses incurred (the “North Pastoria Lease”). On October 16, 2017, Ondas Networks extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). Rent expense for the years ended December 31, 2018 and 2017 related to the North Pastoria Lease was $170,151 and $110,201, respectively. The base rent in the 2018 Extension is $13,473 and $15,231 for 2019 and 2020, respectively. We have completed our move to our new location described below and are attempting to sublet the property for the remainder of the lease agreement.

On October 30, 2018, Ondas Networks entered into a Sublease with Texas Instruments Sunnyvale Incorporated, regarding the sublease of approximately 21,982 square feet of rentable space at 165 Gibraltar Court, Sunnyvale, CA 94089 (the “Gibraltar Sublease”), constituting the entire first floor of the premises (except the lobby and two stairwells), as defined under that certain Lease dated April 12, 2004, as amended by the First Lease Amendment dated March 15, 2005, a Second Amendment to Lease dated November 30, 2005, and a Third Amendment to Lease dated November 30, 2010 between Gibraltar Sunnyvale Holdings LLC and Texas Instruments Sunnyvale Incorporated. The Sublease began on November 1, 2018 and ends on February 28, 2021 at a base monthly rent of $28,577. A security deposit of $28,577 was paid upon execution of the Sublease. Rent expense for the November and December 31, 2018 related to the Gibraltar Sublease was $52,050.

The future minimum lease payments related to the Gibraltar Sublease are as follows:

Years Ending December 31,
2019	$328,631
2020	$342,924
2021	$57,154

On June 15, 2018, effective June 1, 2018, Ondas Networks entered into a five-year lease agreement for approximately 15,200 square feet of office space in Sichuan Province, China expiring on May 31, 2023 with a base rent ranging from, in U.S. dollars, approximately $9,200 to $9,700 (the “Sichuan Lease”). Under the terms of the Sichuan Lease, the first three months are rent free and, we paid $28,000 in advance for the second three months at the time of the execution. Ondas Networks also made a deposit payment of $15,000. The base rent is approximately $9,200 for the period from June 1, 2018 through April 30, 2020 and approximately $9,700 for the period from May 1, 2020 through May 31, 2023. In addition to the base rent, we will pay a management fee of approximately $1,800 per month. Rent expense for the June through December 31, 2018 related to the Sichuan Lease was $55,334.

The future minimum lease payments (allowing for exchange rates) are approximately as follows:

Years Ending December 31,
2019	$110,849
2020	$114,544
2021	$116,392
2022	$116,392
2023	$48,497